Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table depicts the split between Polestar Group's intangible assets, goodwill and trademarks:

	As of December 31,
	2023	2022
	(Restated)	(Restated)
Intangible assets	1,368,259	1,344,772
Goodwill and trademarks	50,448	48,767
Total	$1,418,707	$1,393,539
Intangible assets were as follows:

	Internally developed IP	Software	Acquired IP	Total
Acquisition cost
Balance as of January 1, 2022 - (Restated)	148,648	2,446	1,540,676	1,691,770
Additions1 - (Restated)	89,424	1,039	215,532	305,995
Derecognition due to program changes	(10,007)	—	—	(10,007)
Effect of foreign currency exchange rate differences - (Restated)	(19,099)	(282)	(190,359)	(209,740)
Balance as of December 31, 2022 - (Restated)	$208,966	$3,203	$1,565,849	$1,778,018
Additions[1] - (Restated)	97,720	7,665	241,048	346,433
Derecognition due to program changes	(8,341)	—	—	(8,341)
Divestments and disposals	—	—	(12,347)	(12,347)
Effect of foreign currency exchange rate differences - (Restated)	12,105	512	41,937	54,554
Balance as of December 31, 2023 - (Restated)	$310,450	$11,380	$1,836,487	$2,158,317
Accumulated amortization and impairment

Balance as of January 1, 2022	(15,659)	(433)	(358,471)	(374,563)
Amortization expense - (Restated)	(1,211)	(275)	(95,722)	(97,208)
Amortization capitalized into inventory - (Restated)	—	—	(5,882)	(5,882)
Effect of foreign currency exchange rate differences	2,014	35	42,358	44,407
Balance as of December 31, 2022	$(14,856)	$(673)	$(417,717)	$(433,246)
Amortization expense - (Restated)	(748)	(812)	(77,895)	(79,455)
Amortization capitalized into inventory - (Restated)	—	—	(27,580)	(27,580)
Divestments and disposals	—	—	12,297	12,297
Impairment loss[2] - (Restated)	(2,588)	—	(246,775)	(249,363)
Effect of foreign currency exchange rate differences	(597)	(63)	(12,051)	(12,711)
Balance as of December 31, 2023 - (Restated)	$(18,789)	$(1,548)	$(769,721)	$(790,058)

Carrying amount as of December 31, 2022 - (Restated)	$194,110	$2,530	$1,148,132	$1,344,772
Carrying amount as of December 31, 2023 - (Restated)	$291,661	$9,832	$1,066,766	$1,368,259
1 - Of $346,433 in additions for the year ended December 31, 2023, $217,861 has been settled in cash. These $217,861 are included in the $435,584 cash used for investing activities related to additions to intangible assets, and the remaining $217,723 relates to decreases in Trade payables - related parties from prior years which were settled in cash during the year ended December 31, 2023. Of $305,995 in additions for the year ended December 31, 2022, $237,778 was settled in cash and included in cash used for investing activities related to additions to intangible assets.
2 - For the year ended December 31, 2023, Polestar 2 CGU was assessed for impairment, and impairment losses amounting to $249,363 were recognized related to Intellectual property, where 100% of the amount was recognized within Cost of sales.
Changes to the carrying amount of goodwill and trademarks were as follows:

	Goodwill	Trademarks	Total
Balance as of January 1, 2022	53,282	2,647	55,929
Effect of foreign currency exchange rate differences	(6,822)	(340)	(7,162)
Balance as of December 31, 2022	$46,460	$2,307	$48,767
Effect of foreign currency exchange rate differences	1,601	80	1,681
Balance as of December 31, 2023	$48,061	$2,387	$50,448